RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties
SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION

Key management personnel includes the Board of Directors and executive officers of the Company. Key management personnel compensation is comprised of the following:

	Year Ended December 31,
	2025	2024

Short-term employee benefits	$1,827	$1,477
Share-based payments	1,674	930
	$3,501	$2,407